Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 23,188	$ 211,864
Restricted cash		202	146
Accounts receivable, net		2,339
Advance to suppliers, net		471	1,440
Inventories, net		7,770	2,107
Prepaid expenses and other current assets, net		33,702	24,722
Amounts due from related parties, net		15,198
Total current assets		82,870	240,279
Non-current assets:
Property and equipment, net		3,197	1,657
Intangible assets, net		35	7
Operating lease right-of-use asset, net		9,230	5,329
PIPE escrow account		55,000	100,000
Long-term investments		15,918
Total non-current assets		83,380	106,993
TOTAL ASSETS		166,250	347,272
Current liabilities:
Accounts payable		25,114	4,912
Advance from customers		384
Loans from a third party		12,019	16,818
Warrant liabilities		288	500
Amounts due to related parties		24,307	9,662
Accrued expenses and other current liabilities		33,115	33,099
Lease liabilities, current		3,014	1,550
Total current liabilities		98,241	66,541
Non-current liabilities:
Amounts due to a related party, non-current			4,922
Lease liabilities, non-current		7,075	3,921
Total non-current liabilities		7,075	8,843
TOTAL LIABILITIES		105,316	75,384
Shareholders’ equity
Subscription receivables			(576)
Additional paid-in capital		633,528	576,820
Accumulated deficit		(564,514)	(299,220)
Accumulated other comprehensive loss		(4,294)	(2,586)
NWTN Shareholders’ equity		64,750	274,466
Non-controlling interests		(3,816)	(2,578)
Total Shareholders’ equity		60,934	271,888
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		166,250	347,272
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value issued	[1]	4	3
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value issued	[1]	$ 26	$ 25

[1]	Shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.